Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Americas Silver Corp
Entity Central Index Key	0001286973
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Current reporting status	Yes
Entity Emerging Growth Company	true
Entity Transition Period	false
Entity Common Stock, Shares Outstanding	43,402,434